Principal Accounting Policies - Unobservable Short-term Investments And Long-term Investments (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Fair Value Measurement Using Unobservable Inputs (Level 3)
Contingent consideration for business combinations - short term	¥ 4,100